Dividends Paid	12 Months Ended
Dec. 31, 2019
Dividends Paid [Abstract]
DIVIDENDS PAID
20.	DIVIDENDS PAID

The Board of Directors resolved to pay the following dividends for the years 2019, 2018 and 2017:

-	On 21 March 2019: USD 5,455,027 (Dividend per share excluding treasury shares: USD 0.040)

-	On 22 August 2019: USD 5,361,027 (Dividend per share excluding treasury shares: USD 0.040)

-	On 16 August 2018: USD 4,091,271 (Dividend per share excluding treasury shares: USD 0.030)

-	On 9 March 2017: USD 5,735,027 (Dividend per share: USD 0.040)

-	On 16 August 2017: USD 5,735,027 (Dividend per share: USD 0.040)